Accounting Policies	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Accounting Policies
Accounting Policies

1 – Accounting Policies

The financial statements of the parent company have been prepared in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) and in accordance with IFRS as endorsed by the EU and further disclosure requirements for listed companies in Denmark.

A number of new or amended standards became applicable for the current reporting period. Genmab A/S did not have to change its accounting policies as a result of the adoption of these standards.

Refer to Note 1.2 in the consolidated financial statements for a description of new accounting policies and disclosures of the Group.

Refer to Note 1.3 in the consolidated financial statements for a description of management’s judgements and estimates under IFRS.

Refer to Note 1.4 in the consolidated financial statements for additional information regarding the immaterial reclassifications and revisions of the Group financial statements.

Supplementary Accounting Policies for the Parent Company

Investments in Subsidiaries

The cost method is used for measuring the investments in subsidiaries. Under the cost method, investments in subsidiaries are measured at historical cost. Equity interests in foreign currencies are translated to the reporting currency by use of historical exchange rates prevailing at the time of investment.

Additions to the carrying value of investment in subsidiaries include capital contributions made by the parent and share-based payment transactions related to employees of the respective subsidiaries based on where the employee has rendered service.

Distributions from the investment are recognized as income when declared, if any. If the distribution exceeds the current period income or if circumstances or changes in Genmab’s operations indicate that the carrying amount of the subsidiary may not be recoverable, the carrying amount is tested for impairment. Where the recoverable amount of the investments is lower than cost, the investments are written down to this lower value.

Refer to Note 1.1 in the consolidated financial statements for a description of the accounting policies of the Group.